Cost of revenue (Tables)	12 Months Ended
Mar. 31, 2025
Cost Of Revenue
Schedule of Cost of Revenue by Major Source

The table reflects cost of revenue by major source for the fiscal years ended March 31, 2025, 2024 and 2023:

	Fiscal Year Ended March 31,
	2025	2024	2023

Sales of Software	¥1,057	¥4,072	¥370
Consulting and Support Services	2,879	15,776	62,315
Advertising Services	—	—	—
Outsourcing Services	—	—	7,937
Total	¥3,936	¥19,848	¥70,622